Summary of Movement in Derivative Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure Of Derivative Financial Instruments [Abstract]
Beginning Balance	$ 528	$ 242	$ 4,549
Acquisition of Ely and Abitibi			691	$ 3,038
Exercise of Ely warrants			(124)
Change in fair value during the year	(278)	(242)	(4,588)	1,511
Repurchase of Abitibi call options	(8)
Ending Balance	$ 242	$ 0	$ 528	$ 4,549